NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Breakdown of Plan (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	€ 1,323	€ 1,179	€ 1,359
Employees
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	499	487	601
Executive officers and executive committee
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	743	649	632
Board members
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	83	43	125
AGA
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	616	537	688
AGA | Employees
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	306	298	305
AGA | Executive officers and executive committee
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	311	239	383
BSA
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	1	43	125
BSA | Board members
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	1	43	125
SO
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	706	599	546
SO | Employees
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	193	189	296
SO | Executive officers and executive committee
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	432	€ 410	€ 249
SO | Board members
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	€ 82